Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Foreign tax rate variances	(8.20%)	(7.60%)	(7.50%)
Tax credits	(4.50%)	(3.20%)	(3.00%)
Change in Valuation Allowances	5.30%	(1.10%)	0.20%
Current year losses with no benefit	4.00%	3.20%	1.40%
Net operating loss carry-forwards	(0.10%)	(0.20%)	(0.40%)
Changes in tax reserves	1.10%	0.00%	(2.40%)
Cost of double taxation	0.60%	0.90%	0.70%
Earnings of equity investments	(0.40%)	(0.40%)	(0.30%)
Withholding taxes	1.00%	1.60%	1.90%
State taxes, net of federal benefit	0.20%	0.30%	0.50%
Statutory Investment Allowances	0.00%	(2.30%)	(1.40%)
Antitrust Settlement	0.00%	0.90%	0.00%
Other, net	(0.80%)	0.30%	(0.40%)
Effective income tax rate	33.20%	27.40%	24.30%